Equity Incentive Plans - Company's Equity Incentive Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended		12 Months Ended
	Feb. 22, 2017	Apr. 13, 2016	Apr. 13, 2015	May 09, 2016	Jul. 11, 2014	Jul. 31, 2016	Aug. 22, 2017	Sep. 12, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity Incentive Plans [Line Items]
Number of shares granted									944,000	1,035,000	135,230
Number of shares vested during the period									1,049,000	783,545	78,833
Shares cancelled										1,685
Dividends on non-vested shares									$ 0	$ 0	$ 0
Share based compensation									$ 9,267	$ 4,166	$ 2,684
Number of options granted									0	0	104,250
Total unrecognised compensation cost relating to non-vested share option									$ 336
Total unrecognised compensation cost relating to restricted share awards									$ 856
Weighted average remaining term for non-vested share option awards									2 years 3 months 12 days
Weighted average remaining term for non-vested restricted share awards									7 months 14 days
Unvested shares									280,000	385,000	135,230	78,833
Total fair value of shares vested during the period									$ 12,023	$ 3,580	$ 1,301
Equity Incentive Plan 2015
Equity Incentive Plans [Line Items]
Shares reserved for issuance			280,000
Number of shares granted			135,230
Grant date fair value			$ 17.75
Number of shares vested during the period		135,230
Equity Incentive Plan 2016
Equity Incentive Plans [Line Items]
Shares reserved for issuance				940,000
Number of shares granted				690,000
Vesting date									Mar. 01, 2018
Grant date fair value				$ 3.75
Number of shares vested during the period						650,000
Unvested shares									40,000
Equity Incentive Plan 2017
Equity Incentive Plans [Line Items]
Shares reserved for issuance	950,000
Number of shares granted	944,000
Vesting date									Aug. 22, 2018
Grant date fair value	$ 9.59
Number of shares vested during the period							744,000
Unvested shares									200,000
Employee Stock Option
Equity Incentive Plans [Line Items]
Number of options granted			104,250
Option exercise price			$ 27.5
Fair value assumptions - Expected term			5 years
Fair value assumptions - Expected volatility rate			59.274%
Fair value assumptions - Risk free interest rate			1.30%
Two directors
Equity Incentive Plans [Line Items]
Number of shares granted					3,000
Number of shares vested during the period					3,000
Directors and officers
Equity Incentive Plans [Line Items]
Number of shares granted								345,000
Grant date fair value								$ 4.94
Directors and officers | First installment
Equity Incentive Plans [Line Items]
Vesting date									Mar. 30, 2017
Unvested shares									305,000
Directors and officers | Second installment
Equity Incentive Plans [Line Items]
Vesting date									Mar. 01, 2018
Unvested shares									40,000